Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Preparation
Schedule of exchange rate gain (loss) net

	Year Ended December 31,
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Total foreign exchange rate gains	2,177	21	798
Total foreign exchange rate losses	(7)	(2,991)	(39)
Net foreign exchange rate gain (loss)	2,170	(2,970)	759

Schedule of judgments that have the most significant impact on the consolidated financial statements
Intellectual property proceedings	Note 1.2
Income taxes including accounting for uncertainties over income tax treatment and the potential insolvency of FP GmbH	Note 3.4